Royalty, stream and other interests - Disclosure of detailed information about royalty interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Royalty, Stream And Other Interests [Line Items]
Beginning balance	$ 1,130,512	$ 1,414,668
Additions	66,193
Acquisitions		90,102
NSR royalty on the Cariboo property owned prior to the acquisition of Barkerville Gold Mines Ltd.	0	(56,070)
Transfer		(0)
Disposal	(357)	(49,393)
Depletion	(45,605)	(47,009)
Impairment	(26,300)	(193,591)
Translation adjustments	(8,315)	(28,195)
Ending balance	1,116,128	1,130,512
Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	627,567	707,723
Additions	54,276
Acquisitions		41,529
NSR royalty on the Cariboo property owned prior to the acquisition of Barkerville Gold Mines Ltd.		(56,070)
Transfer		(10,000)
Disposal	(357)	(2,277)
Depletion	(23,159)	(20,908)
Impairment	0	(27,689)
Translation adjustments	(1,666)	(4,741)
Ending balance	656,661	627,567
Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	483,164	606,410
Additions	11,917
Acquisitions		48,573
NSR royalty on the Cariboo property owned prior to the acquisition of Barkerville Gold Mines Ltd.		0
Transfer		10,000
Disposal	0	0
Depletion	(21,532)	(23,335)
Impairment	(26,300)	(138,689)
Translation adjustments	(6,308)	(19,795)
Ending balance	440,941	483,164
Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	19,781	100,535
Additions	0
Acquisitions		0
NSR royalty on the Cariboo property owned prior to the acquisition of Barkerville Gold Mines Ltd.		0
Transfer		(0)
Disposal	0	(47,116)
Depletion	(914)	(2,766)
Impairment	0	(27,213)
Translation adjustments	(341)	(3,659)
Ending balance	18,526	19,781
Producing [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	634,417
Cost	1,151,944	1,132,921
Accumulated depletion and impairment	(569,122)	(498,504)
Ending balance	582,822	634,417
Producing [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	261,273
Cost	621,503	604,950
Accumulated depletion and impairment	(367,232)	(343,677)
Ending balance	254,271	261,273
Producing [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	367,353
Cost	512,019	509,179
Accumulated depletion and impairment	(188,281)	(141,826)
Ending balance	323,738	367,353
Producing [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	5,791
Cost	18,422	18,792
Accumulated depletion and impairment	(13,609)	(13,001)
Ending balance	4,813	5,791
Development [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	306,258
Cost	385,070	386,308
Accumulated depletion and impairment	(78,483)	(80,050)
Ending balance	306,587	306,258
Development [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	185,636
Cost	185,170	186,137
Accumulated depletion and impairment	(501)	(501)
Ending balance	184,669	185,636
Development [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	115,811
Cost	168,648	168,290
Accumulated depletion and impairment	(51,445)	(52,479)
Ending balance	117,203	115,811
Development [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	4,811
Cost	31,252	31,881
Accumulated depletion and impairment	(26,537)	(27,070)
Ending balance	4,715	4,811
Exploration and evaluation
Royalty, Stream And Other Interests [Line Items]
Beginning balance	189,837
Cost	227,393	191,180
Accumulated depletion	(674)	(1,343)
Ending balance	226,719	189,837
Exploration and evaluation | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	180,658
Cost	218,395	182,001
Accumulated depletion	(674)	(1,343)
Ending balance	217,721	180,658
Exploration and evaluation | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	0
Cost	0	0
Accumulated depletion	0	0
Ending balance	0	0
Exploration and evaluation | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	9,179
Cost	8,998	9,179
Accumulated depletion	0	0
Ending balance	$ 8,998	$ 9,179